Expense Example - Bramshill Multi-Strategy Income Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 566
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	2,165
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,609
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,538